Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital adequacy
On-balance sheet exposures	kr 232,462	kr 241,239
Off-balance sheet exposures	8,529	7,357
Total exposure measure	kr 240,991	kr 248,596
Leverage ratio	9.30%	8.40%
Capital base requirement of 3 percent	kr 7,230	kr 7,458
Pillar 2 guidance	361	373
Total capital requirement relating to leverage ratio	kr 7,591	kr 7,831
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Leverage ratio requirement	3.00%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%	0.15%